Regulatory and Agency Capital Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Wells Fargo & Company [Member]
Supplementary leverage:
Total leverage exposure	$ 2,247,729	$ 2,174,564
Supplementary leverage ratio	7.07%	7.72%
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 138,760	$ 146,363
Tier 1	158,949	167,866
Total	188,333	198,798
Assets:
Risk-weighted assets	1,230,066	1,177,350
Adjusted average assets (1)	$ 1,913,297	$ 1,850,299
Regulatory capital ratios:
Common equity tier 1 capital	11.28%	12.43%
Tier 1 capital	12.92%	14.26%
Total capital	15.31%	16.89%
Tier 1 leverage (1)	8.31%	9.07%
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 138,760	$ 146,363
Tier 1	158,949	167,866
Total	196,223	207,041
Assets:
Risk-weighted assets	1,245,853	1,247,210
Adjusted average assets (1)	$ 1,913,297	$ 1,850,299
Regulatory capital ratios:
Common equity tier 1 capital	11.14%	11.74%
Tier 1 capital	12.76%	13.46%
Total capital	15.75%	16.60%
Tier 1 leverage (1)	8.31%	9.07%
Wells Fargo Bank, NA [Member]
Supplementary leverage:
Total leverage exposure	$ 2,006,180	$ 1,957,276
Supplementary leverage ratio	7.24%	7.29%
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 145,149	$ 142,685
Tier 1	145,149	142,685
Total	158,615	155,558
Assets:
Risk-weighted assets	1,110,379	1,058,653
Adjusted average assets (1)	$ 1,695,807	$ 1,652,009
Regulatory capital ratios:
Common equity tier 1 capital	13.07%	13.48%
Tier 1 capital	13.07%	13.48%
Total capital	14.28%	14.69%
Tier 1 leverage (1)	8.56%	8.64%
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common equity tier 1	$ 145,149	$ 142,685
Tier 1	145,149	142,685
Total	166,056	163,380
Assets:
Risk-weighted assets	1,152,791	1,154,182
Adjusted average assets (1)	$ 1,695,807	$ 1,652,009
Regulatory capital ratios:
Common equity tier 1 capital	12.59%	12.36%
Tier 1 capital	12.59%	12.36%
Total capital	14.40%	14.16%
Tier 1 leverage (1)	8.56%	8.64%